Class A common share purchase warrants	12 Months Ended
Dec. 31, 2025
Class Common Share Purchase Warrants
Class A common share purchase warrants

16.	Class A common share purchase warrants:

The following table details the number of Class A common share purchase warrants outstanding at each statement of financial position date:

				Number of				Number of
				Warrants				Warrants
				Outstanding				Outstanding
	Expiry	Exercise		December 31,				December 31,
Grant Date	Date	Price	Granted	2024	Issued	Expired	Exercised	2025

8/10/2023	8/9/2025	$0.60	810,000	810,000	-	-	(810,000)	-
8/10/2023	8/9/2025	$0.49	48,600	48,600	-	-	(48,600)	-
9/5/2023	9/4/2025	$0.59	84,545	84,545	-	-	(84,545)	-
10/20/2023	10/19/2025	$0.59	695,000	650,000	-	-	(650,000)	-
10/20/2023	10/19/2025	$0.59	41,700	41,700	-	-	(41,700)	-
12/21/2023	12/20/2025	$0.60	1,650,000	1,600,000	-	-	(1,600,000)	-
12/21/2023	12/20/2025	$0.40	81,000	78,000	-	-	(78,000)	-
1/4/2024	1/3/2026	$0.60	120,000	120,000	-	-	(120,000)	-
2/20/2025	2/20/2027	$1.69	18,000	-	18,000	-	-	18,000
2/20/2025	2/20/2027	$1.57	177,420	-	177,420	-	(177,420)	-
2/20/2025	2/20/2027	$1.67	122,834	-	122,834	-	(122,834)	-
3/7/2025	3/7/2027	$1.68	11,872	-	11,872	-	-	11,872
9/29/2025	9/29/2027	$2.18	575,046	-	575,046	-	-	575,046

			4,436,017	3,432,845	905,172	-	(3,733,099)	604,918

The following table details the value of the broker and non-broker Class A common share purchase warrants outstanding at each statement of financial position date.

	Non-Broker		Broker		Total
	Number of		Number of		Number of
	Warrants	Value	Warrants	Value	Warrants	Value

Balance at December 31, 2023	7,112,045	$698	486,935	$93	7,598,980	$791

Issued	120,000	10	-	-	120,000	10
Exercised	(3,967,500)	(372)	(318,635)	(62)	(4,286,135)	(434)

Balance at December 31, 2024	3,264,545	$336	168,300	$31	3,432,845	$367

Issued	-	-	905,172	844	905,172	844
Exercised	(3,264,545)	(336)	(468,554)	(277)	(3,733,099)	(613)

Balance at December 31, 2025	-	$-	604,918	$598	604,918	$598

Each warrant entitles its holder to purchase one Class A common share.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 28